Consolidated balance sheet - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and central bank balances		€ 148,625	€ 178,416
Interbank balances (w/o central banks)		7,333	6,140
Central bank funds sold and securities purchased under resale agreements		24,937	14,725
Securities borrowed		44	39
Financial assets at fair value through profit or loss [Abstract]
Trading assets		134,894	125,275
Positive market values from derivative financial instruments		237,234	251,877
Non-trading financial assets mandatory at fair value through profit and loss		104,577	88,047
Financial assets designated at fair value through profit or loss		45	75
Total financial assets at fair value through profit or loss		476,749	465,273
Financial assets at fair value through other comprehensive income		40,076	35,546
Equity method investments		1,048	1,013
Loans at amortized cost		482,729	479,353
Property and equipment		6,219	6,185
Goodwill and other intangible assets		7,548	7,327
Other assets	[1]	152,623	114,698
Assets for current tax		1,565	1,513
Deferred tax assets		7,436	7,039
Total assets		1,356,930	1,317,266
Liabilities and equity [Abstract]
Deposits		645,530	625,486
Central bank funds purchased and securities sold under repurchase agreements		2,632	3,038
Securities loaned		4	3
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		48,370	44,005
Negative market values from derivative financial instruments		223,353	238,278
Financial liabilities designated at fair value through profit or loss		92,683	83,727
Investment contract liabilities		509	484
Total financial liabilities at fair value through profit or loss		364,914	366,494
Other short-term borrowings		10,696	9,620
Other liabilities		142,787	113,018
Provisions		3,812	2,448
Liabilities for current tax		662	631
Deferred tax liabilities		559	517
Long-term debt		108,848	119,390
Trust preferred securities		288	289
Total liabilities		1,280,731	1,240,935
Common shares, no par value, nominal value of EUR 2.56		5,106	5,223
Additional paid-in capital		39,571	40,187
Retained earnings		22,331	22,845
Common shares in treasury, at cost		(667)	(481)
Accumulated other comprehensive income (loss), net of tax		(1,778)	(1,775)
Total shareholders equity		64,563	65,999
Additional equity components		10,052	8,569
Noncontrolling interests		1,583	1,763
Total equity		76,199	76,330
Total liabilities and equity		€ 1,356,930	€ 1,317,266

[1]	Includes non-current assets and disposal groups held for sale.